Investments in Associates and Joint Ventures - Share of comprehensive income (loss)(Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Investments in Associates and Joint Ventures
Share of income of associates and joint ventures, net	$ 1,913,273	$ 1,139,604	$ 35,399
Foreign currency translation adjustments, net	(9,587)	6,633	(358)
Other comprehensive (loss) income, net	(50,753)	(49,465)	20,063
Total	(60,340)	(42,832)	19,705
Share of comprehensive income of associates and joint ventures	$ 1,852,933	$ 1,096,772	$ 55,104